GOODWILL AND INTANGIBLE ASSETS - NARRATIVE (Details) - USD ($)		12 Months Ended
	Nov. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill		$ 5,059,000	$ 5,059,000
Finite-Lived Intangible Assets [Line Items]
Amortization		900,000	700,000	$ 1,400,000
Impairment charges		0	$ 0
Licenses
Finite-Lived Intangible Assets [Line Items]
Payment on conditions	$ 13,000,000	13,000,000
Licenses | Subject to satisfaction of certain conditions
Finite-Lived Intangible Assets [Line Items]
Payment on conditions	8,000,000	8,000,000
Additional payment (up to)	$ 34,000,000	$ 34,000,000